As filed with the Securities and Exchange Commission on January 12, 1998.
                    Registration Nos. 033-54642 and 811-07342


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 46


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 47


                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                 Christopher Kelley, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                         Copy to: Stephen K. West, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately  upon filing pursuant to paragraph (b)
[ ] on (DATE) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to  paragraph  (a)(i)
[ ] 75 days  after  filing  pursuant  to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Tax Exempt Money Market, Tax Exempt Bond, Non-U.S. Fixed Income and Diversified Portfolios have also executed this registration statement.

                         J.P. MORGAN INSTITUTIONAL FUNDS
     (TAX EXEMPT MONEY MARKET, TAX EXEMPT BOND AND INTERNATIONAL BOND FUNDS)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

1. COVER PAGE:  Cover Page.

2. SYNOPSIS:  Investors for Whom the Funds are Designed.

3. CONDENSED FINANCIAL INFORMATION:  Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Funds are Designed; Investment Objectives and Policies; Additional Investment Information; Investment Restrictions; Special Information Concerning Investment Structure; Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolios; Shareholder Servicing; Additional Information.

5A.MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Investment Structure; Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Funds are Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9. PENDING LEGAL PROCEEDINGS:  Not Applicable.


PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix A.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

FINANCIAL STATEMENTS: Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                         J.P. MORGAN INSTITUTIONAL FUNDS
                               (DIVERSIFIED FUND)
                              CROSS-REFERENCE SHEET
                            As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS: Introduction; Investor Expenses.

3.       CONDENSED FINANCIAL INFORMATION: Financial Summary, Financial
         Highlights.

4.       GENERAL DESCRIPTION OF REGISTRANT: Goal; Investment Approach;
         Potential Risks and Rewards; Model Allocation; Risk and Reward Elements ;Master/Feeder.

5. MANAGEMENT OF THE FUND: Cover Page; J.P. Morgan; Portfolio Management; Management and Administration.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6.  CAPITAL  STOCK AND  OTHER  SECURITIES:  Investing  Directly;  Dividends  and
Distributions;   Business  Hours  and  NAV  Calculations;   Tax  Considerations;
Master/Feeder.

7. PURCHASE OF SECURITIES BEING OFFERED: Introduction; Investing Directly; Opening an Account; Adding to an Account; Telephone Orders; Exchanges; Business Hours and NAV Calculations; Timing of Orders; Timing of Settlements.

8. REDEMPTION OR REPURCHASE: Selling Shares; Account and Transaction Policies.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.


PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVE AND POLICIES: Investment Objective and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix A. 14. MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Eligible Institutions; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.


PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                                EXPLANATORY NOTE

This post-effective amendment No. 46 to the Registrant's registration statement on Form N-1A (File No. 033-54642) the "Registration Statement") is being filed filed to incorporate the most recent financial data schedules of the J.P. Institutional Morgan Funds. The Prospectuses and Statements of Additional Information from Post-Effective No. 46 to the Registration Statement filed on December 29, 1997 (Accession No. 0001041455-97-000014) are incorporated by reference. As a result, this Amendment does not affect any of the Registrant's currently effective prospectuses and statements of additional information.

i:\dsfndlgl\institut\121797.pea\wrapper.wpf
                                     PART C


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:

Financial Highlights:   J.P. Morgan Institutional Tax Exempt Money Market Fund
                        J.P. Morgan Institutional Tax Exempt Bond Fund
                        J.P. Morgan Institutional International Bond Fund
                        J.P. Morgan Institutional Diversified Fund

The following financial statements are incorporated by reference into Part B:

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
Statement of Assets and Liabilities at August 31, 1997
Statement of Operations for the fiscal year ended August 31, 1997
Statement of Changes in Net Assets for the fiscal years ended August 31, 1997 and 1996 Financial Highlights
Notes to Financial Statements August 31, 1997

THE TAX EXEMPT MONEY MARKET PORTFOLIO Schedule of Investments at August 31, 1997 Statement of Assets and Liabilities at August 31, 1997
Statement of Operations for the fiscal year ended August 31, 1997
Statement of Changes in Net Assets for the fiscal years ended August 31, 1997 and 1996 Supplementary Data
Notes to Financial Statements August 31, 1997

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
Statement of Assets and Liabilities at August 31, 1997
Statement of Operations for the fiscal year ended August 31, 1997
Statement of Changes in Net Assets for the fiscal years ended August 31, 1997 and 1996 Financial Highlights
Notes to Financial Statements August 31, 1997

THE TAX EXEMPT BOND PORTFOLIO Schedule of Investments at August 31, 1997 Statement of Assets and Liabilities at August 31, 1997
Statement of Operations for the fiscal year ended August 31, 1997
Statement of Changes in Net Assets for the fiscal years ended August 31, 1997 and 1996 Supplementary Data
Notes to Financial Statements August 31, 1997

J.P. MORGAN INSTITUTIONAL INTERNATIONAL BOND FUND
Statement of Assets and Liabilities at September 30, 1997
Statement of Operations for the fiscal year ended September 30, 1997
Statement of Changes in Net Assets for the fiscal years ended September 30, 1997 and 1996 Financial Highlights
Notes to Financial Statements September 30, 1997


THE NON-U.S. FIXED INCOME PORTFOLIO
Schedule of Investments at Setember 30, 1997
Statement of Assets and Liabilities at September, 1997
Statement of Operations for the fiscal year ended September 30, 1997
Statement of Changes in Net Assets for the fiscal years ended September 30, 1997 and 1996 Supplementary Data
Notes to Financial Statements September 30, 1997

(b) Exhibits

Exhibit Number

1.   Declaration  of  Trust,  as  amended,   was  filed  as  Exhibit  No.  1  to
Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

1(a). Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

1(b). Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

1(c). Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

1(d). Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

1(e) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. (filed herewith)

2.       Restated By-Laws of Registrant.*

4.       Form of Share Certificate.*

6.  Distribution  Agreement  between  Registrant  and  Funds  Distributor,  Inc.
("FDI").*

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

9(a).    Co-Administration Agreement between Registrant and FDI.*

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty").**

9(c).    Transfer Agency and Service Agreement between Registrant and State
Street.*

9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

9(e). Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

9(f). Service Plan with respect to Registrant's Service Money Market Funds.**
10.      Opinion and consent of Sullivan & Cromwell.*

11.      Consents of independent accountants. (filed herewith)

13.      Purchase agreements with respect to Registrant's initial shares.*

16.      Schedule for computation of performance quotations.*

18. Powers of Attorney were filed as Exhibit No. 18 to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

27.      Financial Data Schedules. (filed herewith)
-------------------------

*  Incorporated  herein by reference to  Post-Effective  Amendment No. 29 to the
Registration   Statement   filed  on  December   26,  1996   (Accession   Number
0001016964-96-000061).

** Incorporated  herein by reference to  Post-Effective  Amendment No. 33 to the
Registration   Statement   filed   on   April   30,   1997   (Accession   Number
00001016964-97-000059).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of January 2, 1998.

J.P. Morgan Institutional Prime Money Market Fund: 213
J.P. Morgan Institutional Federal Money Market Fund: 32
J.P. Morgan Institutional Bond Fund: 158
J.P. Morgan Institutional Diversified Fund: 52
J.P. Morgan Institutional U.S. Small Company Fund: 457
J.P. Morgan Institutional International Equity Fund: 309
J.P. Morgan Institutional Emerging Markets Equity Fund: 309
J.P. Morgan Institutional International Bond Fund: 14
J.P. Morgan Institutional Short Term Bond Fund: 35
J.P. Morgan Institutional U.S. Equity Fund: 142
J.P. Morgan Institutional Tax Exempt Money Market Fund: 123
J.P. Morgan Institutional Tax Exempt Bond Fund: 199
J.P. Morgan Institutional New York Total Return Bond Fund: 76 J.P. Morgan Institutional European Equity Fund: 8
J.P. Morgan Institutional Japan Equity Fund: 3
J.P. Morgan Institutional Asia Growth Fund: 0
J.P. Morgan Institutional Disciplined Equity Fund: 136
J.P. Morgan Institutional International Opportunities Fund: 228 J.P. Morgan Institutional Global Strategic Income Fund: 125
J.P. Morgan Institutional Treasury Money Market Fund: 9
J.P. Morgan Institutional Service Prime Money Market Fund: 1
J.P. Morgan Institutional Service Federal Money Market Fund: 2 J.P. Morgan Institutional Service Tax Exempt Money Market Fund: 1 J.P. Morgan Institutional Service Treasury Money Market Fund: 4 J.P. Morgan Institutional Ultra Bond Fund: 1

ITEM 27.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a
Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

(c) The Registrant undertakes to file a Post-Effective Amendment on behalf of J.P. Morgan Institutional Treasury Money Market Fund, J.P. Morgan Institutional Service Treasury Money Market Fund, J.P. Morgan Institutional Service Federal Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Institutional Service Tax Exempt Money Market Fund and J.P. Morgan Institutional Bond Fund - Ultra using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 11th day of January, 1998.

J.P. MORGAN INSTITUTIONAL FUNDS


By       /s/Richard W. Ingram
         -----------------------
         Richard W. Ingram
         President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on January 11, 1998.

/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES

Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of the J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 11th day of January, 1998.

THE TAX EXEMPT MONEY MARKET PORTFOLIO AND THE TAX EXEMPT BOND PORTFOLIO

         /s/Richard W. Ingram
By       -------------------------
         Richard W. Ingram
         President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on January 11, 1998.


/s/ Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         /s/Richard W. Ingram
*By      ------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES

Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of the J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, and Grand Cayman on the 11th day of January, 1998.

THE DIVERSIFIED PORTFOLIO AND THE NON-U.S. FIXED INCOME PORTFOLIO

         /s/Lenore J. McCabe
By       -------------------------
         Lenore J. McCabe
         Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on January 11, 1998.


Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         /s/ Lenore J. McCabe
 *By     ------------------------
         Lenore J. McCabe
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------     ----------------------

EX-27.1-27.18     Financial Data Schedules